Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
C000007882 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 11,379	$ 11,379	$ 11,379	$ 11,328	$ 10,612	$ 12,438	$ 12,574	$ 11,531	$ 10,657	$ 10,744	$ 10,013	$ 9,531	$ 10,000
Average Annual Return, Percent	0.46%	(0.26%)	1.30%
C000007879 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares (with sales charge)
Average Annual Return, Percent	(3.80%)	(1.29%)	0.65%
C000007879 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Account Value	$ 10,674	$ 10,674	$ 10,674	10,653	9,985	11,736	11,914	10,935	10,130	10,239	9,566	9,128	9,600
Average Annual Return, Percent	0.20%	(0.48%)	1.07%
C000038980 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares (with sales charge)
Average Annual Return, Percent	(1.71%)	(1.26%)	0.46%
C000038980 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares
Account Value	$ 10,472	$ 10,472	$ 10,472	10,450	9,795	11,601	11,846	10,971	10,240	10,428	9,815	9,436	10,000
Average Annual Return, Percent	(0.73%)	(1.26%)	0.46%
C000162768 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class K Shares
Account Value	$ 11,430	$ 11,430	$ 11,430	11,373	10,628	12,455	12,605	11,554	10,672	10,737	10,000	9,531	10,000
Average Annual Return, Percent	0.51%	(0.21%)	1.35%
Bloomberg Global Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index
Account Value	$ 10,151	$ 10,151	$ 10,151	10,326	9,767	11,662	12,238	11,208	10,490	10,618	9,887	9,685	10,000
Average Annual Return, Percent	(1.69%)	(1.96%)	0.15%
Custom Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Custom Benchmark
Account Value	$ 10,281	$ 10,281	$ 10,281	$ 10,443	$ 9,860	$ 11,776	$ 12,326	$ 11,327	$ 10,523	$ 10,697	$ 9,889	$ 9,591	$ 10,000
Average Annual Return, Percent	(1.55%)	(1.92%)	0.28%